Revenues	6 Months Ended
Jun. 30, 2025
Revenues [Abstract]
Revenues

Note 11. Revenues

Disaggregation of Revenues

The following table provides information about disaggregated revenue by geographical areas

	Six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Americas	$117,777	$97,368
EMEA	75,882	65,096
APAC	27,166	22,832
Total	$220,825	$185,296

Contract Balances

Receivables are recorded when the right to consideration becomes unconditional. Unbilled receivables represent the Company’s unconditional right to consideration not yet invoiced while billed receivables include invoiced amounts.

Contract liabilities consist of deferred revenue. Revenue is deferred when the Company invoices in advance of performance under a contract. The current portion of the deferred revenue balance is recognized as revenue during the 12-month period after the balance sheet date. The non-current portion of the deferred revenue balance is recognized as revenue following the 12-month period after the balance sheet date. Of the $262,217 and $242,823 of deferred revenue as of December 31, 2024 and 2023, respectively, the Company recognized $140,962 and $122,089 as revenue during the six months ended June 30, 2025 and 2024, respectively.

The change in contract balances is consistent with the increase in the overall operation of the Company.

Remaining Performance Obligations

The Company’s remaining performance obligations are comprised of product and services revenue not yet delivered. As of June 30, 2025 and December 31, 2024, the aggregate amount of the transaction price allocated to remaining performance obligations was $344,924 and $343,557 respectively, which consists of both billed consideration in the amount of $271,273 and $262,217, respectively, and unbilled consideration in the amount of $73,651 and $81,340 respectively, that the Company expects to recognize as revenue. As of June 30, 2025, the Company expects to recognize the majority of its remaining performance obligations as revenue in the next 12 months.